Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Standards
Recently Issued Accounting Standards
Recently issued accounting pronouncements that may be relevant to the Company are the following:
In February 2016, the FASB issued ASU 2016-02, “Leases,” which requires a lessee to recognize lease liabilities for the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and right-of-use assets, representing the lessee’s right to use, or control the use of, specified assets for the lease term. Additionally, the new guidance has simplified accounting for sale and leaseback transactions. Lessor accounting is largely unchanged. The ASU is effective for fiscal years beginning after December 15, 2018. We will adopt the ASU effective January 1, 2019 and based on our current portfolio of leases, approximately $532 thousand of lease assets and liabilities will be recognized on our balance sheet, primarily relating to real estate.
Management does not expect any other recently issued, but not yet effective, accounting standards to have a material effect on its results of operations or financial condition.